Note 5 - Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
5.	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of the consolidated financial statements requires the use of estimates and assumptions to be made in applying the accounting policies that affect the reported amounts of assets, liabilities, income, expenses and the disclosure of contingent liabilities. The estimates and related assumptions are based on previous experience and other factors considered reasonable under the circumstances, the results of which form the basis for making the assumptions about carrying values of assets and liabilities that are not
readily apparent from other sources.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised. Judgments made by management in the application of IFRS that have a significant impact on the consolidated financial statements relate to the following:

Business combinations

In accounting for business combinations, judgment is required in estimating the acquisition date fair values of the identifiable assets acquired (including intangible assets) and liabilities assumed (including contingent liabilities). The necessary measurements are based on information available on the acquisition date and expectations and assumptions that have been deemed reasonable by management. During the measurement period (which is within one
year from the acquisition date), Just Energy
may
adjust the amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date. Refer to Note
4
for further details.

Impairment of non-financial assets

Just Energy’s impairment test is based on fair value less cost to sell calculations that use EBITDA multiple model. The EBITDA is derived from actual figures and the EBITDA-multiple is sourced from external sources of information.

Deferred taxes

Significant management judgment is required to determine the amount of deferred tax assets and liabilities that can be recognized, based upon the likely timing and the level of future taxable income realized, including the usage of tax-planning strategies.

Useful life of key property, plant and equipment and intangible assets

The amortization method and useful lives reflect the pattern in which management expects the assets’ future economic benefits to be consumed by Just Energy.

Provisions for litigation

Significant management judgment is required to determine the amount of provisions to record a liability relating to litigation.

Provisions are recognized when Just Energy has a present obligation, legal or constructive, as a result of a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability.

Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost in the consolidated statements of income. Refer to Note
20
for further information.

Trade receivables

Just Energy reviews its individually significant receivables at each reporting date to assess whether an impairment loss should be recorded in the consolidated statements of income. In particular, judgment by management is required in the estimation of the amount and timing of future cash flows when determining the allowance for doubtful accounts. In estimating these cash flows, Just Energy makes judgments about the borrower’s financial situation and the fair value of collateral. These estimates are based on assumptions about a number of factors and actual results may
differ, resulting in future changes to the allowance.

Fair value of financial instruments

Where the fair values of financial assets and financial liabilities recorded in the consolidated statements of financial position cannot be derived from active markets, they are determined using valuation techniques including discounted cash flow models or transacted/quoted prices of identical assets that are not
active. The inputs to these models are taken from observable markets where possible, but where this is not
feasible, a degree of judgment is required in establishing fair values. The judgment includes consideration of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments. Refer to Note
15
for further details about the assumptions as well as a sensitivity analysis.

Subsidiaries

Subsidiaries that are
not
wholly owned by Just Energy require judgment determining the amount of control that Just Energy has over that entity and the appropriate accounting treatments. In these consolidated financial statements, management has determined that Just Energy controlled Just Ventures until
July 31, 2017
and, therefore, has treated the
50%
that is
not
owned by Just Energy as a non-controlling interest until
July 31, 2017.
Refer to Note
18
for further details on change in control during fiscal
2018.
Just Energy also owns
95%
of the issued and outstanding shares of db swdirekt GmbH (“SWDirekt”), and
51%
of the issued and outstanding shares of db swpro GmbH (“SWPro”), and, therefore, has treated the
5%
and
49%
that is
not
owned by Just Energy as a non-controlling interest.